RELATED PARTY TRANSACTIONS (Details Textual)	3 Months Ended
	Mar. 31, 2019 CAD ($) Warrants shares	Mar. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($) Warrants shares
Disclosure of transactions between related parties [line items]
Research and development expense	$ 927,802	$ 97,544
General and administrative expense	4,141,480	2,612,006
Emerald Health Sciences Inc. ("Sciences")
Disclosure of transactions between related parties [line items]
Related party transactions services fees	1,050,000	1,050,000
Related party transactions as invoices paid on behalf of company	243
Amount payable to related party	368,469		$ 502,194
Amount receivable from related party	$ 31,421		$ 31,421
Number of common shares issued and outstanding | shares	40,434,242		43,234,242
Number of common share purchase warrants held | Warrants	4,411,764		4,411,764
Percentage of share held under related party transactions	28.00%		31.00%
Research and development expense	$ 562,500
General and administrative expense	487,500
Pure Sunfarms
Disclosure of transactions between related parties [line items]
Amount receivable from related party	2,032,262		$ 1,942,329
Amount payable for inventory in subsequent to December 31, 2018	2,887,316		$ 1,287,082
Receivables due from joint ventures	$ 13,000,000